Segment Information - Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 1,082,286	$ 845,388
Metal
Disclosure of major customers [line items]
Revenue	$ 1,051,443	$ 833,342
Total revenue from major customers as percentage of total revenue	97.20%	98.30%
Customer 1 | Metal
Disclosure of major customers [line items]
Revenue	$ 521,476	$ 354,981
Customer 2 | Metal
Disclosure of major customers [line items]
Revenue	265,690	131,439
Customer 3 | Metal
Disclosure of major customers [line items]
Revenue	264,277	259,371
Customer 4 | Metal
Disclosure of major customers [line items]
Revenue	$ 0	$ 87,551